                                  SEMI-ANNUAL
                                     REPORT

                                 JUNE 30, 1998


                    [AMERICAN AADVANTAGE MILEAGE FUNDS LOGO]


                          S & P 500 INDEX MILEAGE FUND


                                P.O. BOX 419643
                             KANSAS CITY, MISSOURI
                                   64141-6644
                                 (800) 388-3344

                                   MANAGED BY
                         AMR INVESTMENT SERVICES, INC.

================================================================================
American AAdvantage S&P 500 Index Mileage Fund

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

We are pleased to report to you on the performance of the American AAdvantage S&P 500 Index Mileage Fund (the "Fund"), and to provide you with a copy of the semi-annual report for the period March 2, 1998 through June 30, 1998. The Fund's total return for the period was 8.83%, outperforming the 8.59% return of the S&P 500 Index and the 8.39% return of the Lipper S&P 500 Average for the same period.*

MARKET ACTIVITY

As the U.S. economic expansion embarked on its seventh straight year, most of the major equity market indices posted positive gains for the first half of 1998.

Stocks climbed through the first quarter despite concerns of an imminent market correction. The S&P 500 Index crossed the 1,000 mark for the first time in February 1998, and the Dow Jones Industrial Average neared a new milestone towards the end of March. Despite negative news for technology stocks, stronger than anticipated earnings expectations for Microsoft helped to carry this sector to a solid finish for the quarter.

Volatility increased in the second quarter, though the equity indices continued to reach record highs. Having broken the 8,000 barrier in July 1997, the Dow Jones Industrial Average hit the 9,000 milestone in early April 1998. The S&P 500 Index continued to climb. Towards the end of April, fears of a tightening by the Federal Reserve Board sparked a huge drop in the market. But a lower than expected Employment Cost Index helped stocks rebound on April 30. Equities were then down again in May, primarily due to volatility in the technology sector. Stocks rebounded quickly again, as the General Motors strike helped calm expectations of a Fed tightening at the end of June. Finally, having spent the greater portion of the second quarter above the 9,000 mark, the Dow Jones lost steam and finished off the semi-annual period below that point based largely on warnings about corporate profits. The Federal Reserve Board remained on hold throughout.



TEN LARGEST STOCK HOLDINGS

General Electric Co.                    Pfizer, Inc.

Microsoft Corp.                         Wal-Mart Stores, Inc.

Coca Cola Co.                           Intel Corp.

Exxon Corp.                             Procter & Gamble Co.

Merck & Company, Inc.                   Royal Dutch Petroleum Co.


Overall, large capitalization stocks significantly outperformed small cap stocks and mid cap stocks for the semi-annual period. In contrast to the previous period, growth stocks outperformed value stocks within the large cap sector throughout these six months. Technology, consumer cyclical, and health care were the leading groups for the period. The weakest performing sectors included basic materials, utilities, and transportation, all of which still produced positive returns.

MANAGER OUTLOOK

With the Federal Reserve Board on hold, stable interest rates should provide some support for U.S. equities. However there are a few long-term factors that may impact the market.

* Stocks face the prospect of more moderate earnings growth, as the economy inevitably slows from its first quarter GDP growth rate of more than 5% and as rising labor costs squeeze corporate profit margins.

* Financial turmoil in Asia and questions about Japan getting its economy back on track will continue to dominate financial markets around the globe.

* Once the perception of the Asian crisis shifts to a more positive note, the U.S. stock market could face tougher sledding, as investors begin to weigh the likelihood of a shift to tighter monetary policy by the Federal Reserve Board.

Still, for the near term, solid growth, low inflation, and accommodative interest rates should continue to form an almost ideal backdrop for the U.S. equity markets.

Of course, it is important to reiterate that as an index fund, designed to replicate the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the stock market.

As always, we appreciate your ongoing support of the American AAdvantage S&P 500 Index Mileage Fund, and we look forward to continuing to serve your investment needs for many years to come.


Sincerely,




/s/ WILLIAM F. QUINN
-------------------------------------
William F. Quinn
President
American AAdvantage Mileage Funds





* Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

================================================================================
American AAdvantage S&P 500 Index Mileage Fund


STATEMENT OF ASSETS AND LIABILITIES June 30, 1998 (unaudited)
--------------------------------------------------------------------------------



ASSETS
    Investment in the BT Equity 500 Index Portfolio, at Value ................     $    516,791
    Receivable for Expense Reimbursement (Note2) .............................           14,510
    Deferred Organization Costs ..............................................              187
                                                                                   ------------
Total Assets .................................................................          531,488
                                                                                   ------------
LIABILITIES
    Accrued organization costs ...............................................            1,502
    Administrative service fees payable (Note 2) .............................              157
    Other liabilities ........................................................           13,529
                                                                                   ------------
Total Liabilities ............................................................           15,188
                                                                                   ------------
NET Assets ...................................................................     $    516,300
                                                                                   ============
COMPOSITION OF NET ASSETS
    Paid-in Capital ..........................................................     $    500,610
    Undistributed Net Investment Income ......................................            1,017
    Accumulated Net Realized Gain from Investments and Futures Transactions ..            1,877
    Net Unrealized Appreciation on Investments and Futures Contracts .........           12,796
                                                                                   ------------
NET Assets ...................................................................     $    516,300
                                                                                   ============
SHARES OUTSTANDING (no par value) ............................................           47,554
                                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER Share .....................     $      10.86
                                                                                   ============

================================================================================




STATEMENT OF OPERATIONS For the period March 2, to June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


INVESTMENT INCOME
    Income Allocated from the BT Equity 500 Index Portfolio, net .............            1,587
EXPENSES
    Administrative Service Fees ..............................................              157
    Transfer Agency Fees .....................................................               82
    Registration Fees ........................................................               31
    Professional Fees ........................................................            2,630
    Other Expenses ...........................................................           12,102
                                                                                   ------------
    Total Expenses ...........................................................           15,002
    Less:  Expenses Absorbed by AMR Investment Services, Inc. ................          (14,510)
                                                                                   ------------
         Net Expenses ........................................................              492
                                                                                   ------------
NET INVESTMENT Income ........................................................            1,095
                                                                                   ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS
    Net Realized Gain from Investment Transactions ...........................            2,240
    Net Realized Gain from Futures Transactions ..............................             (363)
    Net Change in Unrealized Appreciation on Investments and Futures Contracts           12,796
                                                                                   ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS ........           14,673
                                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................................     $     15,768
                                                                                   ============







                       See Notes to Financial Statements

================================================================================
American AAdvantage S&P 500 Index Mileage Fund


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------




                                                                                          MARCH 2, TO
                                                                                         JUNE 30, 1998+
                                                                                         -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

    Net Investment Income ...........................................................     $      1,095
    Net Realized Gain from Investments and Futures Transactions .....................            1,877
    Net Change in Unrealized Appreciation on Investments and Futures Contracts ......           12,796
                                                                                          ------------
Net Increase in Net Assets from Operations ..........................................           15,768
                                                                                          ------------
DISTRIBUTIONS TO SHAREHOLDERS
    Net Investment Income ...........................................................              (78)
                                                                                          ------------
Total Distributions .................................................................              (78)
                                                                                          ------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
    Proceeds from Sales of Shares ...................................................          533,102
    Dividend Reinvestments ..........................................................               78
    Cost of Shares Redeemed .........................................................          (32,570)
                                                                                          ------------
Net Increase from Capital Transactions in Shares of Beneficial Interest .............          500,610
                                                                                          ------------
TOTAL INCREASE IN NET Assets ........................................................          516,300
NET ASSETS
Beginning of Period .................................................................               --
End of Period (including undistributed net investment income of $1,017) .............     $    516,300
                                                                                          ============


------------
 +Unaudited


                       See Notes to Financial Statements

================================================================================
American AAdvantage S&P 500 Index Mileage Fund


Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the American AAdvantage S&P 500 Index Mileage Fund.




                                                                                                    MARCH 2, TO
                                                                                                   JUNE 30, 1998+
                                                                                                   -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ..........................................................     $      10.00
                                                                                                    ------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income .....................................................................             0.06
    Net Realized and Unrealized Gain on Investments and Futures Transactions ..................             0.80
                                                                                                    ------------
Total from Investment Operations ..............................................................             0.86
                                                                                                    ------------
DISTRIBUTIONS TO SHAREHOLDERS
    Net Investment Income .....................................................................               --
    Net Realized Gain from Investments and Futures Transactions ...............................               --
                                                                                                    ------------
    Total Distributions .......................................................................               --
                                                                                                    ------------
NET ASSET VALUE, END OF PERIOD ................................................................     $      10.86
                                                                                                    ============
TOTAL INVESTMENT RETURN .......................................................................             8.83%
SUPPLEMENTAL DATA AND RATIOS:
    Net Assets, End of Period (000s omitted) ..................................................     $        516
    Ratios to Average Net Assets:
           Net Investment Income ..............................................................            1.05% *
           Expenses, including expenses of the BT Equity 500 Index Portfolio ..................            0.57% *
           Decrease Reflected in Above Expense Ratio Due to
              Absorption of Expenses by Bankers Trust and AMR Investment Services, Inc. .......           13.92% *

--------------
+ Unaudited
* Annualized



                       See Notes to Financial Statements

================================================================================
American AAdvantage S&P 500 Index Mileage Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS  (unaudited)


NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

American AAdvantage Mileage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company. The American AAdvantage S&P 500 Index Mileage Fund (the "Fund") is one of the nine funds offered under the Trust and commenced active operations on March 1, 1998.

The Fund invests all of its investable assets in the BT Investment Equity 500 Index Fund (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At June 30, 1998, the Fund's investment was 0.08% of the Portfolio.

These financial statements relate to the Fund. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

B. Valuation of Investments

Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C. Investment Income

The Fund records its share of net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio each day. All net investment income and realized and unrealized gain (loss) of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Dividends

Dividends from net investment income of the Fund normally will be declared and paid quarterly. Distributions of net realized capital gains earned by the Fund, if any, will be paid annually.

Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

E. Federal Income and Excise Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

F. Deferred Organization Expenses

Expenses incurred by the Fund in connection with its organization are being amortized on a straight-line basis over a five-year period.

G. Expenses

Expenses directly attributable to the Fund are charged to the Fund's operations. Expenses incurred by the Trust with respect to any two of more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.

H. Valuation of Shares

The price per share is calculated on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of the Fund's total assets (which includes the value of the Fund's investment in the Portfolio), less liabilities, by the number of Fund shares outstanding.

NOTE 2-FEES AND TRANSACTIONS WITH AFFILIATES

A. Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative and management services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of
 .05% of the Fund's average daily net assets.

B. Other

Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel.

For the six months ended June 30, 1998, the cost of air transportation was not material to any of the Funds.

================================================================================
American AAdvantage S&P 500 Index Mileage Fund


NOTES TO FINANCIAL STATEMENTS  (unaudited)(continued)
--------------------------------------------------------------------------------

C. Reimbursement of Expenses

For the six months ended June 30, 1998, the Manager reimbursed expenses totaling $14,510 to the Fund.

NOTE 3-SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                            For the six months
                                                                  ended
                                                               June 30, 1998
                                                               -------------
                                                          Shares            Amount
                                                       ------------      ------------

Sold .............................................           50,551      $    533,102
Reinvested .......................................                7                78
Redeemed .........................................           (3,004)          (32,570)

                                                       ============      ============
Net increase .....................................           47,554      $    500,610
                                                       ============      ============


                     THIS PAGE WAS INTENTIONALLY LEFT BLANK.

                     THIS PAGE WAS INTENTIONALLY LEFT BLANK.

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

STATEMENT OF NET ASSETS June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

    Shares                         Description                          Value
    ------                         -----------                          -----

                   COMMON STOCKS - 97.74%
                   ADVERTISING - 0.09%
    75,000         Omnicom Group, Inc. .....................       $   3,740,625
                                                                   -------------
                   AEROSPACE - 1.44%
   450,246         Boeing Co. ..............................          20,064,087
    55,444         General Dynamics Corp. ..................           2,578,146
    87,245         Lockheed Martin Corp. ...................           9,237,064
    29,779         Northrop Grumman Corp. ..................           3,070,959
   158,414         Raytheon Co. - Class B ..................           9,366,228
    89,124         Rockwell International Corp. ............           4,283,522
   106,312         United Technologies Corp. ...............           9,833,860
                                                                   -------------
                                                                      58,433,866
                                                                   -------------

                   AIRLINES - 0.43%
    80,104         AMR Corp. * ..............................          6,668,658
    35,049         Delta Air Lines, Inc. ....................          4,530,083
    97,800         Southwest Airlines Co. ...................          2,897,325
    41,915         U.S. Air, Inc. * .........................          3,321,764
                                                                   -------------
                                                                      17,417,830
                                                                   -------------

                   APPAREL, TEXTILES - 0.35%
   101,814         Corning Inc. .............................          3,538,036
    30,200         Fruit of the Loom, Inc. - Class A * ......          1,002,262
    28,903         Liz Claiborne, Inc. ......................          1,510,182
    84,948         Nike, Inc.- Class B ......................          4,135,906
    21,129         Reebok International Ltd. * ..............            585,009
    15,811         Russell Corp. ............................            477,295
     5,504         Springs Industries, Inc. - Class A .......            253,872
    53,330         V.F. Corp. ...............................          2,746,495
                                                                   -------------
                                                                      14,249,057
                                                                   -------------

                   AUTO RELATED - 2.03%
     66,900        AutoZone, Inc. * .........................          2,136,619
    292,302        Chrysler Corp. ...........................         16,478,525
     18,634        Cummins Engine Co., Inc. .................            954,992
     53,774        Dana Corp. ...............................          2,876,909
     31,282        Eaton Corp. ..............................          2,432,176
     29,244        Echlin, Inc. .............................          1,434,784
    503,864        Ford Motor Co. ...........................         29,727,976
    292,984        General Motors Corp. .....................         19,574,993
     73,726        Genuine Parts Co. ........................          2,548,155
          1        Meritor Automotive, Inc. .................                 24
     34,180        PACCAR Inc. ..............................          1,785,905
     46,414        Parker Hannifin Corp. ....................          1,769,534
     24,196        Timken Co. ...............................            745,539
                                                                   -------------
                                                                      82,466,131
                                                                   -------------

                   BANKS - 8.12%
     48,834        Ahmanson (H.F.) & Co. ....................          3,467,214
    319,507        Banc One Corp. ...........................         17,832,484
    172,100        Bank of New York Company, Inc. ...........         10,444,319
    308,672        BankAmerica Corp. ........................         26,680,836
    137,134        BankBoston Corp. .........................          7,628,079
     55,600        BB&T Corp. ...............................          3,759,950
    373,604        Chase Manhattan Corp. ....................         28,207,102
    198,966        Citicorp .................................         29,695,676
     73,300        Comerica, Inc. ...........................          4,856,125
    110,825        Fifth Third Bancorp ......................          6,981,975
    133,136        First Chicago NBD Corp. ..................         11,799,177
    438,453        First Union Corp. ........................         25,539,887
     18,917        Golden West Financial Corp. ..............          2,011,114
     73,700        Huntington Bancshares, Inc. ..............          2,468,950
    208,000        KeyCorp ..................................          7,410,000
    118,924        Mellon Bank Corp. ........................          8,280,084
     58,900        Mercantile Bancorp, Inc. .................          2,967,087
     82,560        Morgan (J.P.) & Company, Inc. ............          9,669,840
    150,200        National City Corp. ......................         10,664,200
    432,103        NationsBank Corp. ........................         33,055,880
     53,800        Northern Trust Corp. .....................          4,102,250
    349,016        Norwest Corp. ............................         13,044,473
     47,400        Republic New York Corp. ..................          2,983,237
     86,600        Summit Bancorp ...........................          4,113,500
     97,460        SunTrust Banks, Inc. .....................          7,924,716
    325,897        U.S. Bancorp .............................         14,013,571
     91,500        Wachovia Corp. ...........................          7,731,750
    175,577        Washington Mutual, Inc. ..................          7,626,626
     38,770        Wells Fargo & Co. ........................         14,306,130
                                                                   -------------
                                                                     329,266,232
                                                                   -------------

                   BEVERAGES - 3.45%
    216,180        Anheuser-Busch Companies, Inc. ...........         10,200,994
     17,719        Brown-Forman, Inc. - Class B .............          1,138,446
  1,094,322        Coca-Cola Co. ............................         93,564,531
     15,768        Coors (Adolph) Co. - Class B .............            536,112
    672,194        PepsiCo, Inc. ............................         27,685,990
    162,537        Seagram Ltd. .............................          6,653,858
                                                                   -------------
                                                                     139,779,931
                                                                   -------------

                   BUILDING AND CONSTRUCTION - 0.93%
     17,483        Armstrong World Industries, Inc. .........          1,177,917
     28,080        Centex Corp. .............................          1,060,020
     19,966        Crane Co. ................................            969,599
      8,506        Fleetwood Enterprises, Inc. ..............            340,240
    327,726        Home Depot, Inc. .........................         27,221,741
     74,411        Masco Corp. ..............................          4,501,866
     22,350        Owens Corning ............................            912,159
     38,530        Stanley Works ............................          1,601,403
                                                                   -------------
                                                                      37,784,945
                                                                   -------------

                   BUILDING, FOREST PRODUCTS - 0.33%
     24,003        Boise Cascade Corp. ......................            786,097
     46,128        Champion International Corp. .............          2,268,921
     41,801        Georgia-Pacific Corp. ....................          2,463,646
     34,654        Johnson Controls, Inc. ...................          1,981,776
     17,145        Kaufman & Broad Home Corp. ...............            544,354
     46,658        Louisiana-Pacific Corp. ..................            851,509
     13,101        Potlatch Corp. ...........................            550,242
     87,294        Weyerhaeuser Co. .........................          4,031,892
                                                                   -------------
                                                                      13,478,437
                                                                   -------------

                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

STATEMENT OF NET ASSETS June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

    Shares                         Description                          Value
    ------                         -----------                          -----


                 CHEMICALS AND TOXIC WASTE - 2.44%
    102,708      Air Products & Chemical, Inc. ...............     $   4,108,320
    118,040      Amgen, Inc. * ...............................         7,716,865
    104,676      Dow Chemical Co. ............................        10,120,861
    499,692      Du Pont (E.I.) de Nemours & Co. .............        37,289,516
     32,581      Eastman Chemical Co. ........................         2,028,167
     17,350      FMC Corp. * .................................         1,183,053
     34,949      Grace (W. R.) & Co. * .......................           596,317
     25,796      Great Lakes Chemical Corp. ..................         1,017,330
     42,014      Hercules, Inc. ..............................         1,727,826
     32,702      Mallinckrodt, Inc. ..........................           970,841
    272,620      Monsanto Co. ................................        15,232,643
     64,306      Morton International, Inc. ..................         1,607,650
     16,325      Nalco Chemical Co. ..........................           766,603
     79,342      PPG Industries, Inc. ........................         5,519,227
     42,576      Raychem Corp. ...............................         1,258,653
     26,059      Rohm & Haas Co. .............................         2,708,507
     44,200      Sigma-Aldrich Corp. .........................         1,552,525
     67,152      Union Carbide Corp. .........................         3,584,238
                                                                   -------------
                                                                      98,989,142
                                                                   -------------

                 COMPUTER SERVICES - 1.60%
    154,100      3Com Corp. * ................................         4,728,944
     33,100      Adobe Systems, Inc. .........................         1,404,681
    128,512      Automatic Data Processing, Inc. .............         9,365,312
     68,400      Cabletron Systems, Inc. * ...................           919,125
    363,234      Cendant Corp. * .............................         7,582,510
    283,400      Dell Computer Corp. * .......................        26,303,063
    226,000      EMC Corp. * .................................        10,127,625
    128,400      Parametric Technology Co.* ..................         3,482,850
     83,515      Silicon Graphics, Inc. * ....................         1,012,619
                                                                   -------------
                                                                      64,926,729
                                                                   -------------

                 COMPUTER SOFTWARE - 4.63%
    463,950      Cisco Systems, Inc. * .......................        42,712,397
    240,675      Computer Associates International, Inc. .....        13,372,505
  1,090,000      Microsoft Corp. * ...........................       118,128,750
    442,256      Oracle Corp. * ..............................        10,862,913
    106,500      Seagate Technology, Inc. * ..................         2,536,031
                                                                   -------------
                                                                     187,612,596
                                                                   -------------

                 CONTAINERS - 0.29%
     44,230      Avery Dennison Corp. ........................         2,377,363
      7,854      Ball Corp. ..................................           315,632
     58,950      Crown Cork & Seal Company, Inc. .............         2,800,125
     65,200      Owens-Illinois, Inc. * ......................         2,917,700
     36,505      Sealed Air Corp. * ..........................         1,341,559
     39,849      Stone Container Corp. .......................           622,641
     24,922      Temple-Inland, Inc. .........................         1,342,672
                                                                   -------------
                                                                      11,717,692
                                                                   -------------

                 COSMETICS AND TOILETRIES - 0.87%
      8,898      Alberto-Culver Co. - Class B ................           258,042
     63,728      Avon Products, Inc. .........................         4,938,920
    491,916      Gillette Co. ................................        27,885,488
     53,887      International Flavors & Fragrances, Inc. ....         2,340,717
                                                                   -------------
                                                                      35,423,167
                                                                   -------------

                 DIVERSIFIED - 0.85%
     76,169      Allegheny Teledyne Inc. .....................         1,742,366
     31,702      Ceridian Corp. * ............................         1,862,493
     49,400      Loews Corp. .................................         4,303,975
    181,578      Minnesota Mining & Manufacturing Co. ........        14,923,442
      3,527      NACCO Industries, Inc. - Class A ............           455,865
     54,464      Pall Corp. ..................................         1,116,512
     72,815      Praxair, Inc. ...............................         3,408,652
     31,220      SUPERVALU, Inc. .............................         1,385,387
     59,706      Textron, Inc. ...............................         5,140,424
                                                                   -------------
                                                                      34,339,116
                                                                   -------------

                 DRUGS - 7.44%
    579,232      American Home Products Corp. ................        29,975,256
    446,378      Bristol-Myers Squibb Co. ....................        51,305,571
    496,640      Lilly (Eli) & Co. ...........................        32,809,280
    527,197      Merck & Company, Inc. .......................        70,512,599
    576,608      Pfizer, Inc. ................................        62,670,082
    321,216      Schering-Plough Corp. .......................        29,431,416
    359,158      Warner-Lambert Co. ..........................        24,916,586
                                                                   -------------
                                                                     301,620,790
                                                                   -------------

                 ELECTRICAL EQUIPMENT - 4.45%
  1,440,444      General Electric Co. ........................       131,080,404
     23,072      General Signal Corp. ........................           830,592
     40,530      Grainger (W.W.), Inc. .......................         2,018,901
    466,940      Hewlett-Packard Co. .........................        27,958,032
     51,223      ITT Industries, Inc. ........................         1,914,460
    264,264      Tyco International Ltd. .....................        16,648,632
                                                                   -------------
                                                                     180,451,021
                                                                   -------------

                 ELECTRONICS - 3.47.%
     55,041      Advanced Micro Devices, Inc.* ...............           939,137
     12,327      Aeroquip-Vickers, Inc. ......................           719,589
    248,212      AlliedSignal, Inc. ..........................        11,014,407
    104,173      AMP, Inc. ...................................         3,580,947
    162,600      Applied Materials, Inc. * ...................         4,796,700
    193,800      Emerson Electric Co. ........................        11,700,675
     34,942      Harris Corp. ................................         1,561,471
    748,928      Intel Corp. .................................        55,514,288
     35,400      KLA Instruments Corp. * .....................           980,138
     57,500      LSI Logic Corp. * ...........................         1,326,094
     93,500      Micron Technology, Inc. * ...................         2,319,969
    261,742      Motorola, Inc. ..............................        13,757,814
     75,626      National Semiconductor Corp. * ..............           997,317
    225,402      Northern Telecom Ltd. .......................        12,791,564
     22,625      Perkin-Elmer Corp. ..........................         1,406,992
     35,638      Scientific-Atlanta, Inc. ....................           904,314
     22,307      Tektronix, Inc. .............................           789,110
    173,656      Texas Instruments, Inc. .....................        10,126,316
     64,400      Thermo Electron Corp. * .....................         2,201,675
     21,100      Thomas & Betts Corp. ........................         1,039,175
     25,859      Western Atlas, Inc. * .......................         2,194,782
                                                                   -------------
                                                                     140,662,474
                                                                   -------------


                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

STATEMENT OF NET ASSETS June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

    Shares                         Description                          Value
    ------                         -----------                          -----



                 ENVIRONMENTAL CONTROL - 0.28%
     80,635      Browning-Ferris Industries, Inc. .............    $   2,802,066
    115,600      Laidlaw, Inc. - Class B ......................        1,408,875
    200,358      Waste Management, Inc. .......................        7,012,530
                                                                   -------------
                                                                      11,223,471
                                                                   -------------

                 FINANCIAL SERVICES - 5.85%
    200,966      American Express Co. .........................       22,910,124
    158,061      Associates First Capital Corp. - Class A .....       12,150,939
     48,400      Bear Stearns Companies, Inc. .................        2,752,750
     26,352      Beneficial Corp. .............................        4,036,797
     27,800      Capital One Financial Corp. ..................        3,452,413
    116,900      Charles Schwab Corp. .........................        3,799,250
     73,200      Cincinnati Financial Corp. ...................        2,809,050
     50,500      Countrywide Credit Industries ................        2,562,875
     66,700      Equifax ......................................        2,422,044
    462,864      Fannie Mae ...................................       28,118,987
    196,100      First Data Corp. .............................        6,532,581
    131,844      Fleet Financial Group, Inc. ..................       11,008,974
    110,700      Franklin Resources, Inc. .....................        5,977,800
    298,824      Freddie Mac ..................................       14,063,405
     60,600      Green Tree Financial Corp. ...................        2,594,438
     53,723      Hartford Financial Services Group ............        6,144,568
    150,274      Household International, Inc. ................        7,476,132
     52,200      Lehman Brothers Holdings Inc. ................        4,048,762
    220,225      MBNA Corp. ...................................        7,267,425
    151,476      Merrill Lynch & Co., Inc. ....................       13,973,661
    260,393      Morgan Stanley, Dean Witter,
                 Discover & Co. ...............................       23,793,410
    138,433      PNC Banc Corp. ...............................        7,449,426
     71,800      SLM Holding Corp. ............................        3,518,200
     67,800      State Street Corp. ...........................        4,712,100
    103,650      Synovus Financial Corp. ......................        2,461,688
    509,821      Travelers Group, Inc. ........................       30,907,898
                                                                   -------------
                                                                     236,945,697
                                                                   -------------

                 FOOD SERVICES/LODGING - 0.63%
     62,419      Darden Restaurants, Inc. .....................          990,902
    308,214      McDonald's Corp. .............................       21,266,765
     67,099      Tricon Global Restaurants, Inc. * ............        2,126,200
     56,562      Wendy's International, Inc. ..................        1,329,207
                                                                   -------------
                                                                      25,713,074
                                                                   -------------

                  FOODS - 2.67%
    269,417       Archer-Daniels-Midland Co. .................         5,219,954
    126,760       Bestfoods ..................................         7,360,003
    198,854       Campbell Soup Co. ..........................        10,564,119
    210,932       ConAgra, Inc. ..............................         6,683,908
     76,319       General Mills, Inc. ........................         5,218,312
    160,075       Heinz (H.J.) Co. ...........................         8,984,209
     49,594       Hershey Foods Corp. ........................         3,421,986
    169,714       Kellogg Co. ................................         6,374,882
     99,420       Pioneer Hi-Bred International, Inc. ........         4,113,503
     63,484       Quaker Oats Co. ............................         3,487,652
     47,805       Ralston-Purina Group .......................         5,584,222
    206,687       Sara Lee Corp. .............................        11,561,554
    148,020       Sysco Corp. ................................         3,793,012
    277,768       Unilever N.V. ..............................        21,926,312
     40,592       Wrigley (WM) Jr. Co. .......................         3,978,016
                                                                   -------------
                                                                     108,271,644
                                                                   -------------

                  FOREST PRODUCTS AND PAPER - 0.03%
     42,900       Willamette Industries, Inc. ................         1,372,800
                                                                   -------------

                  HEALTHCARE - 0.89%
    686,344       Abbott Laboratories ........................        28,054,311
    272,822       Columbia/HCA Healthcare Corp. ..............         7,945,941
                                                                   -------------
                                                                      36,000,252
                                                                   -------------

                  HOSPITAL SUPPLIES AND HEALTHCARE - 2.97%
     27,501       Allergan, Inc. .............................         1,275,359
     40,234       Alza Corp. * ...............................         1,740,121
     25,277       Bard (C.R.), Inc. ..........................           962,106
     24,323       Bausch & Lomb, Inc. ........................         1,219,190
    124,863       Baxter International Inc. ..................         6,719,190
     53,932       Becton, Dickinson & Co. ....................         4,186,472
     52,050       Biomet, Inc. ...............................         1,720,903
     86,400       Boston Scientific Corp. * ..................         6,188,400
     52,800       Cardinal Health, Inc. ......................         4,950,000
     68,200       Guidant Corp. ..............................         4,863,513
    199,500       HBO & Co. ..................................         7,032,375
    171,900       HEALTHSOUTH Corp. * ........................         4,587,581
     81,900       Humana, Inc. * .............................         2,554,256
    603,296       Johnson & Johnson ..........................        44,493,080
     23,660       Manor Care, Inc. ...........................           909,431
    214,304       Medtronic, Inc. ............................        13,661,880
     10,774       Shared Medical Systems Corp. ...............           791,216
     36,688       St. Jude Medical, Inc. * ...................         1,350,577
    134,510       Tenet Healthcare Corp. * ...................         4,203,437
     86,400       United Healthcare Corp. ....................         5,486,400
     27,848       U.S. Surgical Corp. ........................         1,270,565
                                                                   -------------
                                                                     120,166,052
                                                                   -------------

                  HOTEL/MOTEL - 0.16%
    112,041       Hilton Hotels Corp. ........................         3,193,169
    104,980       Marriott International, Inc. ...............         3,398,727
                                                                   -------------
                                                                       6,591,896
                                                                   -------------

                  HOUSEHOLD FURNISHINGS - 0.20%
     44,612       Maytag Corp. ...............................         2,202,717
     69,858       Newell Co. .................................         3,479,802
     32,739       Whirlpool Corp. ............................         2,250,806
                                                                   -------------
                                                                       7,933,325
                                                                   -------------

                  HOUSEHOLD PRODUCTS - 1.82%
     50,604       Clorox Co. .................................         4,826,357
    129,602       Colgate-Palmolive Co. ......................        11,404,976
    593,640       Procter & Gamble Co. .......................        54,058,342
     76,702       Rubbermaid, Inc. ...........................         2,545,548
     26,796       Tupperware Corp. ...........................           753,637
                                                                   -------------
                                                                      73,588,860
                                                                   -------------

                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

STATEMENT OF NET ASSETS June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

    Shares                         Description                          Value
    ------                         -----------                          -----




               INSURANCE - 3.74%
     63,759    Aetna, Inc. ......................................  $   4,853,654
    192,150    Allstate Corp. ...................................     17,593,734
    111,037    American General Corp. ...........................      7,904,446
    306,900    American International Group, Inc. ...............     44,807,400
     73,950    Aon Corp. ........................................      5,194,988
     73,672    Chubb Corp. ......................................      5,921,387
     96,799    CIGNA Corp. ......................................      6,679,131
     82,000    Conseco, Inc. ....................................      3,833,500
     33,778    General Re Corp. .................................      8,562,723
     46,865    Jefferson-Pilot Corp. ............................      2,715,241
     43,910    Lincoln National Corp. ...........................      4,012,276
    112,986    Marsh & McLennan Companies, Inc. .................      6,828,591
     39,200    MBIA, Inc. .......................................      2,935,100
     56,700    MGIC Investment Corp. ............................      3,235,444
     31,900    Progressive Corp. ................................      4,497,900
     44,098    Providian Financial ..............................      3,464,449
     73,002    SAFECO Corp. .....................................      3,317,028
    103,928    St. Paul Companies, Inc. .........................      4,371,472
     78,400    SunAmerica, Inc. .................................      4,503,100
     62,168    Torchmark Corp. ..................................      2,844,186
     60,500    UNUM Corp. .......................................      3,357,750
                                                                   -------------
                                                                     151,433,500
                                                                   -------------

               LEISURE RELATED - 1.40%
     37,414    American Greetings Corp. - Class A ...............      1,905,776
     46,542    Brunswick Corp. ..................................      1,151,915
    321,810    CBS Corp. ........................................     10,217,467
    299,557    Disney (Walt) Co. ................................     31,472,207
     22,339    Harcourt General, Inc. ...........................      1,329,171
     46,015    Harrah's Entertainment, Inc. * ...................      1,069,849
     58,087    Hasbro, Inc. .....................................      2,283,545
      7,539    Jostens, Inc. ....................................        181,877
    128,565    Mattel, Inc. .....................................      5,439,907
     79,100    Mirage Resorts, Inc. * ...........................      1,685,819
                                                                   -------------
                                                                      56,737,533
                                                                   -------------

               MACHINERY - 1.13%
     41,671    Black & Decker Corp. .............................      2,541,931
     11,982    Briggs & Stratton Corp. ..........................        448,576
     32,900    Case Corp. .......................................      1,587,425
    168,064    Caterpillar Inc. .................................      8,886,384
     13,447    Cincinnati Milacron, Inc. ........................        326,930
     52,948    Cooper Industries, Inc. ..........................      2,908,831
    116,623    Deere & Co. ......................................      6,166,441
     97,708    Dover Corp. ......................................      3,346,499
     77,182    Dresser Industries, Inc. .........................      3,400,832
     19,322    Harnischfeger Industries, Inc. ...................        547,054
    109,692    Illinois Tool Works, Inc. ........................      7,315,085
     72,796    Ingersoll-Rand Co. ...............................      3,207,574
     19,292    Millipore Corp. ..................................        525,707
     22,558    Navistar International Corp. * ...................        651,362
     30,594    Snap-On, Inc. ....................................      1,109,033
     53,672    TRW Inc. .........................................      2,931,833
                                                                   -------------
                                                                      45,901,497
                                                                   -------------


               MARKETING - 0.00%
          1    ACNielsen Corp. * ................................  $          25
                                                                   -------------

               METALS - 0.66%
     82,336    Alcan Aluminium Ltd. .............................      2,274,532
     71,700    Aluminum Company of America ......................      4,727,719
     59,635    Armco, Inc. * ....................................        380,173
     20,049    Asarco, Inc. .....................................        446,090
    165,500    Barrick Gold Corp. ...............................      3,175,531
     58,100    Battle Mountain Gold Co. .........................        344,969
     56,249    Bethlehem Steel Corp. * ..........................        699,597
     43,894    Cyprus Amax Minerals Co. .........................        581,596
     62,308    Engelhard Corp. ..................................      1,261,737
     58,700    Freeport-McMoRan Copper &
               Gold, Inc. - Class B .............................        891,506
     92,443    Homestake Mining Co. .............................        959,096
     73,766    Inco Ltd. ........................................      1,005,062
     68,610    Newmont Mining Corp. .............................      1,620,911
     36,494    Nucor Corp. ......................................      1,678,724
     25,908    Phelps Dodge Corp. ...............................      1,481,614
    104,304    Placer Dome, Inc. ................................      1,225,572
     34,149    Reynolds Metals Co. ..............................      1,910,210
     46,677    USX-U.S. Steel Group, Inc. .......................      1,540,341
     30,679    Worthington Industries, Inc. .....................        462,102
                                                                   -------------
                                                                      26,667,082
                                                                   -------------

               MISCELLANEOUS - 0.12%
     77,979    Cognizant Corp. ..................................      4,912,677
                                                                   -------------

               OFFICE EQUIPMENT AND COMPUTERS - 2.94%
     58,542    Apple Computer, Inc. * ...........................      1,679,424
     26,914    Autodesk, Inc. ...................................      1,039,553
    724,384    Compaq Computer Corp. ............................     20,554,396
     71,572    Computer Sciences Corp. ..........................      4,580,608
     21,045    Data General Corp. * .............................        314,360
     68,600    Gateway 2000, Inc. * .............................      3,472,875
     60,719    Honeywell, Inc. ..................................      5,073,831
     60,462    Ikon Office Solutions, Inc. ......................        880,478
    414,782    International Business Machines Corp. ............     47,622,158
     24,579    Moore Corp. Ltd. .................................        325,672
    172,792    Novell, Inc. * ...................................      2,203,098
    120,196    Pitney Bowes, Inc. ...............................      5,784,433
    170,256    Sun Microsystems, Inc. * .........................      7,395,495
    110,399    Unisys Corp. * ...................................      3,118,772
    149,735    Xerox Corp. ......................................     15,216,819
                                                                   -------------
                                                                     119,261,972
                                                                   -------------

               OIL RELATED - 7.28%
     43,393    Amerada Hess Corp. ...............................      2,356,782
    420,104    Amoco Corp. ......................................     17,486,829
     26,500    Anadarko Petroleum ...............................      1,780,469
     43,600    Apache Corp. .....................................      1,373,400
     24,587    Ashland Inc. .....................................      1,269,304
    140,450    Atlantic Richfield Co. ...........................     10,972,656
     70,944    Baker Hughes, Inc. ...............................      2,452,002
     79,839    Burlington Resources, Inc. .......................      3,438,067

                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

STATEMENT OF NET ASSETS June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

    Shares                         Description                          Value
    ------                         -----------                          -----
    286,366      Chevron Corp. ...............................     $  23,786,276
  1,078,714      Exxon Corp. .................................        76,925,792
     34,381      Fluor Corp. .................................         1,753,431
     25,538      Foster Wheeler Corp. ........................           547,471
    124,280      Halliburton Co. .............................         5,538,228
     27,416      Helmerich & Payne, Inc. .....................           610,006
     20,832      Kerr-McGee Corp. ............................         1,205,652
     25,387      McDermott International, Inc. ...............           874,265
    345,742      Mobil Corp. .................................        26,492,481
    160,214      Occidental Petroleum Corp. ..................         4,325,778
     47,397      Oryx Energy Co. * ...........................         1,048,260
     20,954      Pennzoil Co. ................................         1,060,796
    114,406      Phillips Petroleum Co. ......................         5,512,939
     38,300      Rowan Companies, Inc. * .....................           744,455
    961,504      Royal Dutch Petroleum Co. ...................        52,702,438
    218,862      Schlumberger Ltd. ...........................        14,951,010
     35,145      Sun Co, Inc. ................................         1,364,065
     79,034      Tenneco, Inc. ...............................         3,008,232
    249,322      Texaco, Inc. ................................        14,881,407
    117,848      Union Pacific Resources Group Inc. ..........         2,069,706
    109,337      Unocal Corp. ................................         3,908,798
    126,764      USX-Marathon Group ..........................         4,349,590
    188,636      Williams Companies, Inc. ....................         6,366,465
                                                                   -------------
                                                                     295,157,050
                                                                   -------------

                 PAPER - 0.66%
     15,631      Bemis Company, Inc. .........................           638,917
     95,035      Fort James Corp. ............................         4,229,058
    134,944      International Paper Co. .....................         5,802,592
    256,430      Kimberly-Clark Corp. ........................        11,763,726
     50,702      Mead Corp. ..................................         1,609,789
     32,103      Union Camp Corp. ............................         1,593,111
     39,160      Westvaco Corp. ..............................         1,106,270
                                                                   -------------
                                                                      26,743,463
                                                                   -------------

                 PHARMACEUTICALS - 0.27%
    233,532      Pharmacia & Upjohn, Inc. ....................        10,771,664
                                                                   -------------

                 PHOTOGRAPHY AND OPTICAL - 0.27%
    141,726      Eastman Kodak Co. ...........................        10,354,856
     19,982      Polaroid Corp. ..............................           710,610
                                                                   -------------
                                                                      11,065,466
                                                                   -------------

                 PRINTING AND PUBLISHING - 1.32%
     42,691      Deluxe Corp. ................................         1,528,871
     62,252      Donnelley (R.R.) & Sons Co. .................         2,848,029
     31,072      Dow Jones & Co, Inc. ........................         1,732,264
     75,379      Dun & Bradstreet Corp. ......................         2,723,066
    124,492      Gannett Co., Inc. ...........................         8,846,713
     40,926      Knight-Ridder, Inc. .........................         2,253,488
     50,130      McGraw-Hill Companies, Inc. .................         4,088,728
     18,472      Meredith Corp. ..............................           867,030
     39,684      New York Times Co. - Class A ................         3,144,957
    233,215      Time Warner, Inc. ...........................        19,925,307
     27,929      Times Mirror Co. - Class A ..................         1,756,036
     52,496      Tribune Co. .................................         3,612,381
                                                                   -------------
                                                                      53,326,870
                                                                   -------------

                 PROFESSIONAL SERVICES - 0.41%
     45,835      Block (H&R), Inc. ...........................     $   1,930,799
     45,600      Ecolab, Inc. ................................         1,413,600
     30,425      EG&G, Inc. ..................................           912,750
     53,660      Interpublic Group of Companies, Inc. ........         3,256,491
     20,326      National Service Industries .................         1,034,085
    112,692      Service Corporation International ...........         4,831,670
     27,643      Transamerica Corp. ..........................         3,182,400
                                                                   -------------
                                                                      16,561,795
                                                                   -------------

                 RAILROADS - 0.52%
     70,462      Burlington Northern Santa Fe Corp. ..........         6,918,488
     95,932      CSX Corp. ...................................         4,364,906
    166,653      Norfolk Southern Corp. ......................         4,968,343
    108,347      Union Pacific Corp. .........................         4,780,811
                                                                   -------------
                                                                      21,032,548
                                                                   -------------

                 REAL ESTATE - 0.01%
     20,332      Pulte Corp. .................................           607,419
                                                                   -------------

                 RETAIL - 4.75%
         74      Abercrombie & Fitch Company * ...............             3,256
    108,602      Albertson's, Inc. ...........................         5,626,941
    120,336      American Stores Co. .........................         2,910,627
     43,546      Circuit City Stores, Inc. ...................         2,041,219
     49,500      Consolidated Stores Corp. * .................         1,794,375
    100,899      Costco Companies, Inc. * ....................         6,362,943
    168,338      CVS Corp. ...................................         6,554,661
    192,416      Dayton Hudson Corp. .........................         9,332,176
     46,897      Dillard Department Stores, Inc. - Class A ...         1,943,294
     92,500      Federated Department Stores, Inc. * .........         4,977,656
    179,071      Gap, Inc. ...................................        11,035,250
     17,093      Giant Food, Inc. - Class A ..................           736,067
     16,825      Great Atlantic & Pacific Tea Co., Inc. ......           556,277
    216,203      Kmart Corp. * ...............................         4,161,908
    114,220      Kroger Co. * ................................         4,897,183
     97,960      Limited, Inc. ...............................         3,244,911
     17,726      Longs Drug Stores, Inc. .....................           511,838
    162,588      Lowe's Companies, Inc. ......................         6,594,976
    101,098      May Department Stores Co. ...................         6,621,919
     19,230      Mercantile Stores Company, Inc. .............         1,517,968
     34,929      Nordstrom, Inc. .............................         2,698,265
    114,750      Penney (J.C.) Co., Inc. .....................         8,297,859
     26,112      Pep Boys-Manny, Moe & Jack ..................           494,496
    113,602      Rite Aid Corp. ..............................         4,267,175
    171,609      Sears, Roebuck & Co. ........................        10,478,875
     76,274      Sherwin-Williams Co. ........................         2,526,576
     48,066      Tandy Corp. .................................         2,550,502
    143,216      TJX Companies, Inc. .........................         3,455,086
    126,318      Toys 'R' Us, Inc. * .........................         2,976,368
     59,622      Venator Group, Inc. .........................         1,140,271
    213,068      Walgreen Co. ................................         8,802,372
    986,348      Wal-Mart Stores, Inc. .......................        59,920,641
     65,180      Winn-Dixie Stores, Inc. .....................         3,336,401
                                                                   -------------
                                                                     192,370,332
                                                                   -------------


                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

STATEMENT OF NET ASSETS June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

    Shares                         Description                          Value
    ------                         -----------                          -----

                 TELECOMMUNICATIONS - 5.06%
          1      360 Communications Co. * .....................      $        32
    250,735      Airtouch Communications, Inc. * ..............       14,652,327
    110,900      Alltel Corp. .................................        5,156,850
    498,004      Ameritech Corp. ..............................       22,347,930
     40,376      Andrew Corp. * ...............................          729,292
     79,800      Ascend Communications, Inc. * ................        3,955,087
     91,700      Bay Networks, Inc. * .........................        2,957,325
     56,400      Clear Channel Communications, Inc. * .........        6,154,650
    152,462      Comcast Corp. - Class A ......................        6,189,004
     53,490      DSC Communications Corp. * ...................        1,604,700
     75,200      Frontier Corp. ...............................        2,368,800
     66,400      General Instrument Corp. * ...................        1,805,250
    421,936      GTE Corp. ....................................       23,470,190
     32,212      King World Productions, Inc. .................          821,406
    585,882      Lucent Technologies, Inc. ....................       48,738,059
    310,220      MCI Communications Corp. .....................       18,031,537
    119,200      Nextel Communications, Inc. ..................        2,965,100
    207,360      Tele-Communications, Inc. - Class A * ........        7,970,400
     82,100      Tellabs, Inc. * ..............................        5,880,412
    125,549      Viacom, Inc. - Class B * .....................        7,313,229
    449,300      WorldCom, Inc. * .............................       21,762,969
                                                                   -------------
                                                                     204,874,549
                                                                   -------------

                 TIRE AND RUBBER - 0.17%
     35,151      Cooper Tire & Rubber Co. .....................          724,989
     31,952      Goodrich (B.F.) Co. ..........................        1,585,618
     68,836      Goodyear Tire & Rubber Co. ...................        4,435,620
                                                                   -------------
                                                                       6,746,227
                                                                   -------------

                 TOBACCO - 1.18%
     68,074      Fortune Brands, Inc. ........................         2,616,594
  1,084,998      Philip Morris Companies, Inc.................        42,721,796
     85,807      UST, Inc. ...................................         2,316,789
                                                                   -------------
                                                                      47,655,179
                                                                   -------------

                 TRUCKING, SHIPPING - 0.14%
     71,655      FDX Corp. * .................................         4,496,351
     33,317      Ryder System, Inc. ..........................         1,051,568
                                                                    -------------
                                                                       5,547,919
                                                                    -------------

                 UTILITIES - 7.00%
     60,120      Ameren Corp. .................................        2,389,770
     83,310      American Electric Power Co. ..................        3,780,191
    711,606      AT&T Corp. ...................................       40,650,493
     59,425      Baltimore Gas & Electric Co. .................        1,845,889
    680,036      Bell Atlantic Corp. ..........................       31,026,643
    446,132      BellSouth Corp. ..............................       29,946,611
     53,028      Carolina Power & Light Co. ...................        2,300,090
    106,930      Central & South West Corp. ...................        2,873,744
     61,522      CINergy Corp. ................................        2,153,270
     46,566      Coastal Corp. ................................        3,250,889
     37,102      Columbia Gas System, Inc. ....................        2,063,799
    103,136      Consolidated Edison Company of
                   New York, Inc. .............................        4,750,702
     44,005      Consolidated Natural Gas Co. .................        2,590,794
     86,056      Dominion Resources, Inc. .....................        3,525,120
     72,176      DTE Energy Co. ...............................        2,914,106
    157,795      Duke Energy Co. ..............................        9,349,354
      9,142      Eastern Enterprises ..........................          391,963
    159,270      Edison International .........................        4,708,419
    136,666      Enron Corp. ..................................        7,388,506
    121,707      Entergy Corp. ................................        3,499,076
     92,884      FirstEnergy Corp. * ..........................        2,856,182
     79,994      FPL Group, Inc. ..............................        5,039,622
     56,500      GPU, Inc. ....................................        2,136,406
    125,392      Houston Industries, Inc. .....................        3,871,478
    266,828      MediaOne Group, Inc. * .......................       11,723,755
     53,142      Niagara Mohawk Power Corp. * .................          793,809
     21,069      NICOR, Inc. ..................................          845,394
     44,988      Northern States Power Co. ....................        1,287,782
     13,791      ONEOK, Inc. ..................................          549,916
    130,889      PacifiCorp ...................................        2,961,364
    102,784      PECO Energy Co. ..............................        3,000,007
     16,855      People's Energy Corp. ........................          651,024
    186,305      PG&E Corp. ...................................        5,880,252
     73,300      PP&L Resources, Inc. .........................        1,662,994
    112,094      Public Service Enterprise Group, Inc. ........        3,860,237
    805,128      SBC Communications, Inc. .....................       32,205,120
     92,364      Sempra Energy * ..............................        2,487,224
     47,210      Sonat, Inc. ..................................        1,823,486
    304,458      Southern Co. .................................        8,429,681
    158,682      Sprint Corp. .................................       11,187,081
    121,927      Texas Utilities Co. ..........................        5,075,211
     94,925      Unicom Corp. .................................        3,328,307
    224,855      U.S. West, Inc. - Communications Group .......       10,568,185
                                                                  --------------
                                                                     283,623,946
                                                                  --------------

TOTAL COMMON STOCKS (Cost $2,475,377,707)......................    3,961,165,565
                                                                  --------------


                 SHORT TERM INSTRUMENTS - 2.87%
                 MUTUAL FUND - 2.80%
113,526,530      BT Institutional Cash Management
                   Fund                                              113,526,530
                                                                  --------------
  Principal
   Amount
  ---------
                 U.S. TREASURY BILL - 0.07%

$ 2,870,000      5.005%, 10/01/98 **...........................        2,833,694
                                                                  --------------

TOTAL SHORT TERM INSTRUMENTS (Cost $116,360,531)...............      116,360,224
                                                                  --------------
TOTAL INVESTMENTS (Cost $2,591,738,238)..................100.61%   4,077,525,789
LIABILITIES IN EXCESS OF OTHER ASSETS.................... -0.61%     (24,794,022)
                                                         ------   --------------
NET ASSETS...............................................100.00%  $4,052,731,767
                                                        =======   ==============



----------
*       Non-income producing security.
**      Held as collateral for futures contracts.

                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

STATEMENT OF OPERATIONS For the six months ended June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $156,829) ...................$  26,845,061
Interest .................................................................      123,941
                                                                          -------------
TOTAL INVESTMENT INCOME ..................................................   26,969,002
                                                                          -------------

EXPENSES
     Advisory Fees .......................................................    1,524,644
     Administration and Services Fees ....................................      846,656
     Professional Fees ...................................................       11,756
     Trustees Fees .......................................................        3,499
     Miscellaneous .......................................................          447
                                                                          -------------
     Total Expenses ......................................................    2,387,002
     Less:  Expenses Absorbed by Bankers Trust ...........................   (1,032,352)
                                                                          -------------
        Net Expenses .....................................................    1,354,650
                                                                          -------------
NET INVESTMENT INCOME ....................................................   25,614,352
                                                                          -------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS
     Net Realized Gain from Investment Transactions ......................   21,556,558
     Net Realized Gain from Futures Transactions .........................    2,045,391
     Net Change in Unrealized Appreciation/Depreciation on Investments ...  478,378,615
     Net Change in Unrealized Appreciation on Futures Contracts ..........      294,781
                                                                          -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS ....  502,275,345
                                                                          -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...............................$ 527,889,697
                                                                          =============



--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                            FOR THE             FOR THE
                                                                                         SIX MONTHS ENDED      YEAR ENDED
                                                                                         JUNE 30, 1998 (1)  DECEMBER 31, 1997
                                                                                         -----------------  -----------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
     Net Investment Income ..........................................................    $    25,614,352     $    42,706,376
     Net Realized Gain from Investments and Futures Transactions ....................         23,601,949          95,286,448
     Net Change in Unrealized Appreciation on Investments and Futures Contracts .....        478,673,396         528,775,836
                                                                                         ---------------     ---------------
Net Increase in Net Assets from Operations ..........................................        527,889,697         666,768,660
                                                                                         ---------------     ---------------

CAPITAL TRANSACTIONS
     Proceeds from Capital Invested .................................................      1,386,506,855       1,462,422,481
     Value of Capital Withdrawn .....................................................       (664,751,256)     (1,251,328,236)
                                                                                         ---------------     ---------------
Net Increase in Net Assets from Capital Transactions ................................        721,755,599         211,094,245
                                                                                         ---------------     ---------------

TOTAL INCREASE IN NET ASSETS ........................................................      1,249,645,296         877,862,905

NET ASSETS
Beginning of Period .................................................................      2,803,086,471       1,925,223,566
                                                                                         ---------------     ---------------
End of Period .......................................................................    $ 4,052,731,767     $ 2,803,086,471
                                                                                         ===============     ===============

----------
(1)  Unaudited

                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Equity 500 Index Portfolio.


                                         FOR THE SIX MONTH                            FOR THE YEAR ENDED DECEMBER 31,
                                           PERIOD ENDED      ----------------------------------------------------------------------
                                         JUNE 30, 1998 (1)      1997           1996           1995           1994           1993
                                         -----------------   -----------   -----------    -----------    -----------    -----------
SUPPLEMENTAL DATA AND RATIOS:
 Net Assets, End of Period (000s
  omitted) ............................    $ 4,052,732       $ 2,803,086   $ 1,925,224    $ 1,080,736    $   559,772    $   151,805
 Ratios to Average Net Assets:
 Net Investment Income ................           1.55% (2)         1.76%         2.20%          2.52%          2.84%          2.67%
 Expenses .............................           0.08% (2)         0.08%         0.10%          0.10%          0.10%          0.10%
 Decrease Reflected in Above Expense
  Ratio Due to Absorption of Expenses
  by Bankers Trust ....................           0.06% (2)         0.07%         0.05%          0.05%          0.06%          0.10%
Portfolio Turnover Rate ...............              2%               19%           15%             6%            21%            31%


----------
(1)  Unaudited
(2)  Annualized

                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------


NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization
The Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and commenced operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation
The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost that, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Futures Contracts
The Portfolio may enter into financial futures contracts that are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. Federal Income Taxes
It is in the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets. At June 30, 1998, amounts owed under the Administration and Services Agreement amounted to $78,558, net of waived expenses of $80,412.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .075% of the Portfolio's average daily net assets. For the period January 1, 1998 to April 30, 1998 the Advisory fee was .10%. At June 30, 1998, amounts owed under the Advisory Agreement amounted to $173,136, net of waived expenses of $144,804.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to .08% of the average daily net assets of the Portfolio. For the six-month period ended June 30, 1998, expenses of the Portfolio have been reduced by $1,032,352.

The Portfolio may invest in the BT Institutional Cash Management Fund (the "Fund"), an open-end management investment company managed by Bankers Trust Company (the "Company"). The Fund is offered as a cash management option to the Portfolio and other accounts managed by the Company. Distributions from the Fund to the Portfolio as of June 30, 1998 amounted to $2,082,691 and are included in dividend income.

The Portfolio is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility ("collectively the credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally amongst all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended June 30, 1998.

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Effective August 11, 1998, ICC Distributors, Inc. will replace Edgewood as distributor of the Trust.

Certain officers of the Portfolio are also directors, officers and employees of Edgewood Services, Inc., the distributor of the BT Institutional Funds. None of the officers so affiliated received compensation for services as officers of the Portfolio.

Effective August 11, 1998, ICC Distributors, Inc. will replace Edgewood as distributor of the Trust.

For the six-month period ended June 30, 1998, the Portfolio paid brokerage commissions of $226,179.

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six-month period ended June 30, 1998, were $754,650,857 and $58,371,306, respectively. For federal income tax purposes, the tax basis of investments held at June 30, 1998 was $2,602,421,738. The aggregate gross unrealized appreciation was $1,514,149,698, and the aggregate gross unrealized depreciation was $28,362,147 for all investments as of June 30, 1998. Payable for securities purchased at June 30, 1998 amounted to $66,583,078.

NOTE 4--FUTURES CONTRACTS

A summary of obligations under these financial instruments at June 30, 1998 is as follows:

                                                                     MARKET      UNREALIZED
TYPE OF FUTURE           EXPIRATION    CONTRACTS     POSITION         VALUE      APPRECIATION
--------------           ----------    ---------     --------         -----      ------------
S&P 500 Index Futures    Sept. 1998      348           Long        $99,441,000     $906,869

At June 30, 1998, the Portfolio segregated $2,833,694 to cover margin requirements on open futures contracts.

NOTE 5--NET ASSETS

Paid in capital .....................................$2,516,821,046
Undistributed net investment income .................    25,614,352
Accumulated realized gain on investments ............    21,556,558
Accumulated realized gain on futures transactions ...     2,952,260
Unrealized appreciation on investments .............. 1,485,787,551
                                                     --------------
Total Net Assets ....................................$4,052,731,767
                                                     ==============